FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Financial Assets Measured at Fair Value on Recurring Basis

The Company’s financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2015
	Fair value measurements using input type
	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$21,085	$—	$21,085
Marketable securities:
Government and corporate debentures - fixed interest rate	—	2,937,309	2,937,309
Government-sponsored enterprises debentures	—	411,804	411,804
Government and corporate debentures - floating interest rate	—	66,955	66,955
Foreign currency derivative contracts	—	(44)	(44)

Total financial assets	$21,085	$3,416,024	$3,437,109

	December 31, 2014
	Fair value measurements using input type
	Level 1	Level 2	Total
Cash equivalents:
Money market funds	$107,400	$—	$107,400
Marketable securities:
Government and corporate debentures - fixed interest rate	—	2,800,485	2,800,485
Government-sponsored enterprises debentures	—	544,531	544,531
Government and corporate debentures - floating interest rate	—	68,604	68,604
Foreign currency derivative contracts	—	(2,942)	(2,942)

Total financial assets	$107,400	$3,410,678	$3,518,078